SEC MAIL PROCESSING SECTION RECEIVED FEB 04 2005 WASH, D.C.

1288854

SEC 1972 (6\99) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OBM controller number.**

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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OMB Number 3235-0076
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05003732

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering: Private Offering 12-04
[ ] check if this is an amendment and name has changed, and indicate change

Filing Under [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [X] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [X] Amendment

PROCESSED
FEB 07 2005
FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indicate change.)
MONARCH GOLD EXPLORATION, INC.

Address of Executive Offices: 8117 NORTH DIVISION STREET
SPOKANE, WA 99218

Telephone: (509) 465-1177

Address of Principle Business Operations
(if different from Executive Offices)

Brief Description of Business
UNDERGROUND, HIGH-GRADE GOLD VEIN EXPLORATION.

Type of Business Organization
[X] Corporation [ ] Limited partnership, already formed [ ] Other (please specify):
[ ] Business trust [ ] Limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	01	64	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: WA
CN for Canada; FN for other foreign jurisdiction

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signature.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 1,000,000	$ 993,501
[X] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify)	$	$
Total	$ 1,000,000	$ 993,501

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	101	$ 993,501
Non-Accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[X]	$ 1,500
Printing and Engraving Costs	[X]	$ 250
Legal Fees	[X]	$ 8,000
Accounting Fees	[X]	$ 2,500
Engineering Fees	[ ]	$
Sales Commissions (specify finders' fees separately)	[ ]	$
Other Expenses (identify) FILING FEES	[X]	$ 3,000
Total	[X]	$ 15,250

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS - cont. -

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 984,750

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ]$	[X]$ 150,000
Purchase of real estate	[ ]$	[ ]$
Purchase, rental or leasing and installation of machinery and equipment	[ ]$	[ ]$
Construction or leasing of plant buildings and facilities	[ ]$	[ ]$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ]$	[X]$ 300,000
Repayment of indebtedness	[ ]$	[ ]$
Working Capital	[ ]$	[X]$ 509,750
Other (specify) Travel and entertainment expenses	[ ]$	[X]$ 25,000
Column Totals	[X]$ -0-	[X]$ 984,750
Total Payments Listed (column totals added)	[X]$ 984,750	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b) (2) of Rule 502.

Issuer (Print or Type)	Signature	Date
MONARCH GOLD EXPLORATION, INC.	[signature]	January 28, 2005
Name of Signer (Print or Type)	**Title (Print or Type)**	
ROBERT JORGENSEN	PRESIDENT	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18U.S.C. 1001.)